The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

April 3, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds
Post-Effective Amendment No. 73
1933 Act Registration No. 002-80543
1940 Act Registration No. 811-03605

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Money Market Portfolios – Shares Prospectus; (ii) Money Market Portfolios – Service and Premier Shares Prospectus; (iii) Prime Obligations Portfolio - Shares, Service Shares and Premier Shares Prospectus; (iv) Prime Obligations Portfolio – GFS Shares Prospectus; (v) Money Market Portfolios Statement of Additional Information; and (vi) Prime Obligations Portfolio Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No.73 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No.73 to the Trust’s registration statement was filed with the Commission via EDGAR on March 21, 2014 (Accession No. 0001193125-14-110158) with an effective date of April 1, 2014.

Please do not hesitate to contact the undersigned at (312) 557-1441 if you have any questions.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real, Esquire
Assistant Secretary

cc:	Craig R. Carberry, Esq.
Diana McCarthy, Esq.